Statements of Financial Position - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash (Note 6)	$ 13,068	$ 113,998
Prepaid expenses	8,589	8,156
Due from Forum Energy Limited (Note 8)	423,020	224,400
Total Current assets	444,677	346,554
Non-current assets
Investment in Forum Energy Limited (Note 8)	1,835,111	1,835,111
Assets	2,279,788	2,181,665
Current liabilities
Trade and accrued payables	15,362	13,319
Short term loan (Note 10)	289,262	0
Total Current liablities	304,624	13,319
Shareholders Equity
Share capital (Note 9)	17,620,625	17,620,625
Contributed surplus (Note 9)	3,058,063	3,058,063
Deficit	(18,703,524)	(18,510,342)
Total stockholder equity	1,975,164	2,168,346
Total liabilities and stockholder equity	$ 2,279,788	$ 2,181,665